Property and Equipment, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Depreciation	$ 1,059,000	$ 1,714,000	$ 2,008,000
Property and equipment disposals	$ 0	$ 0